Stockholders' Deficit - Schedule of Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2023 shares
Class Of Stock [Line Items]
Common stock reserved for future issuance	14,138,960
Common Stock [Member] | Common stock warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance	1,231,484
Common Stock [Member] | Options outstanding
Class Of Stock [Line Items]
Common stock reserved for future issuance	3,646,922
Common Stock [Member] | Options available under the Plan
Class Of Stock [Line Items]
Common stock reserved for future issuance	3,353,078
Common Stock [Member] | Potential shares from convertible notes
Class Of Stock [Line Items]
Common stock reserved for future issuance	2,073,554
Common Stock [Member] | Subscription agreements
Class Of Stock [Line Items]
Common stock reserved for future issuance	3,833,912